Basic And Diluted Weighted Average Common Shares	12 Months Ended
Feb. 01, 2015
Earnings Per Share [Abstract]
Basic And Diluted Weighted Average Common Shares
BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES
The reconciliation of basic to diluted weighted average common shares for fiscal 2014, 2013 and 2012 was as follows (amounts in millions):

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
Weighted average common shares	1,338	1,425	1,499
Effect of potentially dilutive securities:
Stock plans	8	9	12
Diluted weighted average common shares	1,346	1,434	1,511

Stock plans consist of shares granted under the Company’s employee stock plans as described in Note 8. Options to purchase 1 million, 1 million and 1 million shares of common stock at February 1, 2015, February 2, 2014 and February 3, 2013, respectively, were excluded from the computation of Diluted Earnings per Share because their effect would have been anti-dilutive.